CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS	6 Months Ended
Dec. 31, 2023
WILSON-DAVIS & CO., INC
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

NOTE 3 – CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2023, was calculated to be $27,111,239. Wilson-Davis had $26,764,260 cash on deposit in the reserve account, which was $346,979 less than the amount required. On July 3, 2023, Wilson-Davis deposited $701,893 to the reserve account in accordance with the rule, which resulted in an excess of $354,914. The required reserve as of December 29, 2023, was calculated to be $20,309,118. Wilson-Davis had $20,600,000 cash on deposit in the reserve account which was $290,882 over the amount required.

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2023, and December 31, 2023, was calculated to be $100,000. Wilson-Davis had $200,000 cash on deposit in the reserve account, which was $100,000 more than the amount required.